Offerings - Offering: 1	Sep. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Asset-Backed Notes
Amount Registered | shares	1,400,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 214,340
Offering Note
(1)
The prospectus to which this Exhibit is attached is a preliminary prospectus for the related offering. This table relates to the payment of registration fees in connection with the Registration Statement of which this prospectus is attached (No. 333-284121).

(2)	Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the registration fee.
(3)
A registration fee of $10,847.22 was previously paid in connection with the preliminary prospectus filed by the depositor pursuant to Rule 424(h) on July 17, 2025 related to the Registration Statement, corresponding to $70,850,555.20 of Asset-Backed Securities registered under the Registration Statement. The proposed maximum
aggregate
offering price set forth herein reflects the sum of such amount and $1,329,149,444.80 of Asset-Backed Securities registered hereby.